Other Investments (Details 1) - Therapin Ltd [Member] - Separation Agreement [Member]	12 Months Ended
Dec. 31, 2022
Other Investments [Line Items]
Expected additional payment event	3 years 8 months 12 days
Minimum [Member]
Other Investments [Line Items]
Discount rate	11.63%
Maximum [Member]
Other Investments [Line Items]
Discount rate	11.84%